INCOME TAX (Details Narrative) $ in Thousands		1 Months Ended						12 Months Ended
	Apr. 14, 2008	Aug. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Jun. 30, 2017	Apr. 30, 2009	Jan. 31, 2008	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax expense								$ (117)	¥ (820,000)	¥ (316,000)	¥ (564,000)
Operating loss carry forwards									2,096,898,000
Deferred income tax assets valuation allowance			¥ 443,306,000						¥ 546,409,000	500,098,000	487,834,000
Statute limitation extension period								5 years	5 years
Statute limitation period								10 years	10 years
Ronglian 7Moor [Member] | 2016 To 2024 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Baiyi High Tech Information Technology Co Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Yunrong Tianxia Technology Co., Ltd [Member] | 2017 To 2025 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate				15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member] | 2019 To 2023 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member] | 2023 To 2024 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		15.00%
Shenzhen Zhongtian Wangjing Technology Co Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate			15.00%					15.00%	15.00%
Shanghai Guohebing Information Technology Co Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Zhuge Yunyou [Member] | 2021 To 2026 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
CAYMAN ISLANDS
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Stamp duty payable									¥ 0
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								16.50%	16.50%
Assessable profits threshold for preferential income tax rate									¥ 2,000,000
Preferential income tax rate								8.25%	8.25%
Income tax expense									¥ 0	0	0
Assessable profits									¥ 0	¥ 0	¥ 0
JAPAN
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Withholding tax rate								20.42%	20.42%
Preferential withholding tax rate								10.00%	10.00%
JAPAN | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								30.00%	30.00%
JAPAN | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								34.00%	34.00%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate							25.00%	25.00%	25.00%
Preferential income tax rate	15.00%				15.00%	15.00%		15.00%	15.00%
Withholding tax rate								10.00%	10.00%
Preferential withholding tax rate								7.00%	7.00%
Deferred income tax assets valuation allowance									¥ 546,409,000
CHINA | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Minimum percentage of foreign investor ownership in shares								25.00%	25.00%
CHINA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential withholding tax rate								5.00%	5.00%